Stock Based Compensation (Details) (Imported) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value of option recognized as compensation expense over the requisite service period	$ 23,500
Compensation expense recognized			$ 1,237	$ 6,680
Non Qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued	3,691,455
Compensation expense recognized		$ 900
Non Qualified Stock Options [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Non Qualified Stock Options [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	6.25%